Related Parties	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Related Parties

25. RELATED PARTIES

(a)	Subsidiaries

	Ownership interest as at
	December 31, 2018	December 31, 2017
Gibraltar Mines Ltd.	100%	100%
Curis Resources Ltd.	100%	100%
Curis Holdings (Canada) Ltd.	100%	100%
Florence Copper Inc.	100%	100%
Aley Corporation	100%	100%
672520 BC Ltd.	100%	100%

(b)	Key management personnel compensation

Key management personnel include the members of the Board of Directors and executive officers of the Company.

The Company contributes to a post-employment defined contribution pension plan on behalf of certain key management personnel. This retirement compensation arrangement (“RCA” Trust) was established to provide benefits to certain executive officers on or after retirement in recognition of their long service. Upon retirement, the participant is entitled to the distribution of the accumulated value of the contributions under the RCA Trust. Obligations for contributions to the defined contribution pension plan are recognized as compensation expense in profit or loss in the periods during which services are rendered by the executive officers.

Certain executive officers are entitled to termination and change in control benefits. In the event of termination without cause, other than a change in control, these executive officers are entitled to an amount ranging from 9-month to 12-months’ salary. In the event of a change in control, if a termination without cause or a resignation occurs within 12 months following the change of control, these executive officers are entitled to receive, among other things, an amount ranging from 24-month to 32-months’ salary and accrued bonus, and all stock options held by these individuals will fully vest.

Executive officers and directors also participate in the Company’s share option program (Note 21).

Compensation for key management personnel (includes all members of the Board of Directors and executive officers) is as follows:

	Year ended December 31,
	2018	2017
Salaries and benefits	6,467	5,015
Post-employment benefits	2,061	1,491
Share-based compensation (recovery) expense	(1,914)	6,849
	6,614	13,355
(d)	Related party transactions

Three directors of the Company are also principals of Hunter Dickinson Services Inc. (“HDSI”), a private company. HDSI invoices the Company for their executive services (director fees) and for other services provided by HDSI under a services agreement dated July 2010.

For the year ended December 31, 2018, the Company incurred total costs of $1,344 (2017: $1,399) in transactions with HDSI. Of these, $537 (2017: $593) related to administrative, legal, exploration and tax services, $527 related to reimbursements of office rent costs (2017: $526), and $280 (2017: $280) related to director fees for two Taseko directors who are also principals of HDSI.

On December 31, 2018, the Company terminated the HDSI services agreement. HDSI will no longer provide any services to the Company effective as of December 31, 2018.

Under the terms of the joint venture operating agreement, the Gibraltar Joint Venture pays the Company a management fee for services rendered by the Company as operator of the Gibraltar Mine. Management Fee income in 2018 was $1,167 (2017: $1,168). In addition, the Company pays certain expenses on behalf of the Gibraltar Joint Venture and invoices the Joint Venture for these expenses. In 2018, reimbursable compensation expenses and third party costs of $141 (2017: $34) were charged to the joint venture partner.